Segment Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Segment Reporting Information [Line Items]
Operating revenues	¥ 4,240,003	¥ 4,224,273	¥ 4,284,404
Operating expenses	3,365,543	3,379,544	3,450,159
Operating income (loss)	874,460	844,729	834,245
Other income (expense)	2,498	(9,391)	1,912
Income before income taxes and equity in net income (losses) of affiliates	876,958	835,338	836,157
Depreciation and amortization	684,783	693,063	701,146
Other significant non-cash item:
Point program expense	95,790	126,847	142,220
Total assets	6,948,082	6,791,593	6,756,775
Capital expenditures	726,833	668,476	686,508
Mobile phone business
Segment Reporting Information [Line Items]
Operating revenues	4,110,585	4,090,659	4,167,704
Operating expenses	3,224,241	3,233,925	3,322,064
Operating income (loss)	886,344	856,734	845,640
Depreciation and amortization	674,330	682,029	691,851
Other significant non-cash item:
Point program expense	89,378	118,576	134,954
Total assets	4,970,087	4,843,925	4,949,025
Capital expenditures	561,661	520,770	556,829
All other businesses
Segment Reporting Information [Line Items]
Operating revenues	129,418	133,614	116,700
Operating expenses	141,302	145,619	128,095
Operating income (loss)	(11,884)	(12,005)	(11,395)
Depreciation and amortization	10,453	11,034	9,295
Other significant non-cash item:
Point program expense	6,412	8,271	7,266
Total assets	343,293	286,338	259,283
Capital expenditures	23,584	4,759
Total segments
Segment Reporting Information [Line Items]
Operating revenues	4,240,003	4,224,273	4,284,404
Operating expenses	3,365,543	3,379,544	3,450,159
Operating income (loss)	874,460	844,729	834,245
Depreciation and amortization	684,783	693,063	701,146
Other significant non-cash item:
Point program expense	95,790	126,847	142,220
Total assets	5,313,380	5,130,263	5,208,308
Capital expenditures	585,245	525,529	556,829
Reconciliation
Other significant non-cash item:
Total assets	1,634,702	1,661,330	1,548,467
Capital expenditures	¥ 141,588	¥ 142,947	¥ 129,679